Other Operating Income and Expenses - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of other provisions [line items]
Other operating expense	¥ 46,261	¥ 41,652	¥ 15,830
Gains on litigation settlements	8,487
Legal proceedings provision
Disclosure of other provisions [line items]
Other operating expense	¥ 20,319	¥ 17,401